Share-based compensation (Details Narrative) - CAD ($)		12 Months Ended
	Aug. 31, 2024	Sep. 30, 2024	Dec. 15, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares outstanding percent		10.00%
Company redeemed common shares		675,124	650,000
common shares aggregate value		$ 5,321	$ 5,200
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		3 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		2 years
Elora and Trailside Pharmacy [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued	25,124
common shares aggregate value	$ 121
Restricted Stock Units (RSUs) [Member] | Directors Officers and Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued		734,679
Weighted Average Exercise Price		$ 5.69